INTANGIBLE ASSETS AND GOODWILL - Disclosure of detailed information about intangible assets and goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		$ 56,239
Impairment	$ 0	(44,856)
Intangible assets and goodwill at end of period	56,239	10,624
GOODWILL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		41,979
Intangible assets and goodwill at end of period	41,979	0
SUPPLY AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		0
Intangible assets and goodwill at end of period	0	0
LICENSE AGREEMENTS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		8,296
Intangible assets and goodwill at end of period	8,296	7,414
BRANDS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		5,422
Intangible assets and goodwill at end of period	5,422	2,918
COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		123
Intangible assets and goodwill at end of period	123	0
NON-COMPETE AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		419
Intangible assets and goodwill at end of period	419	292
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18,309	59,901
Acquisitions through business combinations	41,875
Additions	30	2,710
Disposals	(313)	0
Intangible assets and goodwill at end of period	59,901	62,611
Cost | GOODWILL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	14,321	41,979
Acquisitions through business combinations	27,658
Additions	0	0
Disposals	0	0
Intangible assets and goodwill at end of period	41,979	41,979
Cost | SUPPLY AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	227	0
Acquisitions through business combinations	0
Additions	0	0
Disposals	(227)	0
Intangible assets and goodwill at end of period	0	0
Cost | LICENSE AGREEMENTS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,298	10,231
Acquisitions through business combinations	7,933
Additions	0	2,710
Disposals	0	0
Intangible assets and goodwill at end of period	10,231	12,941
Cost | BRANDS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	6,258
Acquisitions through business combinations	6,258
Additions	0	0
Disposals	0	0
Intangible assets and goodwill at end of period	6,258	6,258
Cost | COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	878	848
Acquisitions through business combinations	26
Additions	30	0
Disposals	(86)	0
Intangible assets and goodwill at end of period	848	848
Cost | NON-COMPETE AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	585	585
Acquisitions through business combinations	0
Additions	0	0
Disposals	0	0
Intangible assets and goodwill at end of period	585	585
Accumulated amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,263)	(3,662)
Disposals	247
Amortization	(2,646)	(3,469)
Impairment		(44,856)
Intangible assets and goodwill at end of period	(3,662)	(51,987)
Accumulated amortization and impairment | GOODWILL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0
Disposals	0
Amortization	0	0
Impairment		(41,979)
Intangible assets and goodwill at end of period	0	(41,979)
Accumulated amortization and impairment | SUPPLY AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(227)	0
Disposals	227
Amortization	0	0
Impairment		0
Intangible assets and goodwill at end of period	0	0
Accumulated amortization and impairment | LICENSE AGREEMENTS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(373)	(1,935)
Disposals	0
Amortization	(1,562)	(2,006)
Impairment		(1,586)
Intangible assets and goodwill at end of period	(1,935)	(5,527)
Accumulated amortization and impairment | BRANDS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	(836)
Disposals	0
Amortization	(836)	(1,238)
Impairment		(1,266)
Intangible assets and goodwill at end of period	(836)	(3,340)
Accumulated amortization and impairment | COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(614)	(725)
Disposals	20
Amortization	(131)	(98)
Impairment		(25)
Intangible assets and goodwill at end of period	(725)	(848)
Accumulated amortization and impairment | NON-COMPETE AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(49)	(166)
Disposals	0
Amortization	(117)	(127)
Impairment		0
Intangible assets and goodwill at end of period	$ (166)	$ (293)